CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income Statement [Abstract]
Net revenue	$ 226,256	$ 338,453
Cost of revenue	178,552	274,681
Gross profit	47,704	63,772
Operating expenses:
Selling, general and administrative	49,274	44,269
Total operating expenses	49,274	44,269
Operating (loss) income from operations	(1,570)	19,503
Nonoperating Income (Expense) [Abstract]
Interest income	11	59
Interest expense	(2,615)	(1,991)
Other gains, net	1,176	2,098
Total other (expense) income	(1,428)	166
(Loss) income from continuing operations before income taxes	(2,998)	19,669
Income tax expense	8,837	15,665
Net (loss) income from continuing operations	(11,835)	4,004
Net loss from discontinued operations	(32,556)	(9,288)
Net loss	(44,391)	(5,284)
Less: Preferred dividends on redeemable preferred stock	(2,129)	(2,129)
Net loss attributable to common stockholders	$ (46,520)	$ (7,413)
Earnings Per Share, Basic and Diluted [Abstract]
Continuing operations-diluted (in usd per share)	$ (0.23)	$ 0.03
Continuing operations-basic (in usd per share)	(0.23)	0.03
Discontinued operations-basic (in usd per share)	(0.52)	(0.15)
Discontinued operations-diluted (in usd per share)	(0.52)	(0.15)
Basic net loss per share attributable to common stockholders (in usd per share)	(0.75)	(0.12)
Diluted net loss per share attributable to common stockholders (in usd per share)	$ (0.75)	$ (0.12)
Weighted average common shares used in:
Basic loss per share (in shares)	62,142	61,644
Diluted loss per share (in shares)	62,142	61,644